FPA U.S. CORE EQUITY FUND, INC.

PORTFOLIO OF INVESTMENTS

September 30, 2022

(Unaudited)

COMMON STOCKS	Shares	Fair Value
INTERNET MEDIA — 11.9%
Alphabet, Inc. Class C(a)	50,900	$4,894,035
Meta Platforms, Inc. Class A(a)	7,950	1,078,656
		$5,972,691
INFRASTRUCTURE SOFTWARE — 10.3%
Microsoft Corp.	22,100	$5,147,090

		$5,147,090
COMMUNICATIONS EQUIPMENT — 8.8%
Apple, Inc.(b)	31,850	$4,401,670

		$4,401,670
E-COMMERCE DISCRETIONARY — 7.3%
Amazon.com, Inc.(a)	32,400	$3,661,200

		$3,661,200
APPAREL, FOOTWEAR & ACCESSORY DESIGN — 4.6%
Cie Financiere Richemont SA Class A (Switzerland)	4,000	$382,203
Deckers Outdoor Corp.(a)	750	234,458
Kering SA (France)	1,680	754,995
LVMH Moet Hennessy Louis Vuitton SE (France)	480	287,147
NIKE, Inc. Class B(b)	7,700	640,024
		$2,298,827
CONSUMER FINANCE — 3.9%
Mastercard, Inc. Class A	2,760	$784,778
PayPal Holdings, Inc.(a)	3,800	327,066
Visa, Inc. A Shares	4,640	824,296
		$1,936,140
HOME PRODUCTS STORES — 3.4%
Home Depot, Inc.	3,195	$881,628
Lowe's Cos., Inc.	4,300	807,583
		$1,689,211
MANAGED CARE — 3.3%
Elevance Health, Inc.	1,915	$869,870
UnitedHealth Group, Inc.	1,510	762,610
		$1,632,480
INVESTMENT MANAGEMENT — 3.2%
Apollo Global Management, Inc.	9,600	$446,400
BlackRock, Inc.	2,125	1,169,345
		$1,615,745
DIVERSIFIED BANKS — 2.7%
Bank of America Corp.	21,000	$634,200
JPMorgan Chase & Co.	7,000	731,500
		$1,365,700

FPA U.S. CORE EQUITY FUND, INC.

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
RETAILING — 2.6%
AutoZone, Inc.(a)	280	$599,740
Sprouts Farmers Market, Inc.(a)	12,850	356,588
Ulta Beauty, Inc.(a)	830	332,988
		$1,289,316
HOMEBUILDERS — 2.2%
Lennar Corp. B Shares	9,600	$571,296
Toll Brothers, Inc.	12,500	525,000
		$1,096,296
INSURANCE BROKERS — 2.1%
Aon PLC Class A (Britain)	2,045	$547,794
Willis Towers Watson PLC (Britain)	2,400	482,256
		$1,030,050
INFORMATION TECHNOLOGY SERVICES — 2.0%
Accenture PLC Class A (Ireland)(b)	1,050	$270,165
Advanced Micro Devices, Inc.(a)	2,350	148,896
Palantir Technologies, Inc. Class A(a)	4,365	35,488
QUALCOMM, Inc.	2,788	314,988
S&P Global, Inc.(b)	744	227,180
		$996,717
PRIVATE EQUITY — 1.9%
Blackstone, Inc. Class A	5,146	$430,720
KKR & Co., Inc. Class A	11,600	498,800
		$929,520
LIFE SCIENCE EQUIPMENT — 1.7%
Danaher Corp.(b)	2,100	$542,409
Thermo Fisher Scientific, Inc.(b)	650	329,673
		$872,082
HEALTH CARE SERVICES — 1.7%
Henry Schein, Inc.(a)	2,000	$131,540
IQVIA Holdings, Inc.(a)	3,385	613,159
Moody's Corp.(b)	385	93,597
		$838,296
INDUSTRIALS — 1.6%
Airbus SE ADR (France)	13,850	$297,359
AMERCO	500	254,610
Norfolk Southern Corp.	1,175	246,339
		$798,308
AUTOMOTIVE RETAILERS — 1.2%
O'Reilly Automotive, Inc.(a)(b)	848	$596,441

		$596,441

FPA U.S. CORE EQUITY FUND, INC.

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
APPLICATION SOFTWARE — 1.0%
Activision Blizzard, Inc.	6,693	$497,558

		$497,558
ENTERTAINMENT CONTENT — 0.9%
Netflix, Inc.(a)	750	$176,580
Walt Disney Co.(a)(b)	3,100	292,423
		$469,003
COURIER SERVICES — 0.7%
United Parcel Service, Inc. Class B	2,300	$371,542

		$371,542
MEDICAL DEVICES — 0.7%
Abbott Laboratories	3,829	$370,494

		$370,494
SEMICONDUCTOR DEVICES — 0.6%
Broadcom, Inc.	665	$295,267

		$295,267
COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS — 0.5%
Honeywell International, Inc.(b)	1,500	$250,455

		$250,455
HOME IMPROVEMENT — 0.5%
Mohawk Industries, Inc.(a)	2,700	$246,213

		$246,213
SPECIALTY PHARMACEUTICALS — 0.5%
Cigna Corp.	870	$241,399

		$241,399
MANAGED HEALTH CARE — 0.5%
Humana, Inc.	475	$230,465

		$230,465
HEALTH CARE FACILITIES — 0.4%
HCA Healthcare, Inc.	1,225	$225,143

		$225,143

FPA U.S. CORE EQUITY FUND, INC.

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022

(Unaudited)

COMMON STOCKS - Continued	Shares or Principal Amount	Fair Value
AUTOMOBILES — 0.9%
Bayerische Motoren Werke AG (Germany)	3,375	$231,504
General Motors Co.	6,700	215,003
		$446,507

		$215,003
CABLE & SATELLITE — 0.4%
Comcast Corp. Class A	7,000	$205,310

		$205,310
CHEMICALS — 0.3%
Celanese Corp.	1,700	$153,578

		$153,578
CONSUMER, CYCLICAL — 0.3%
Six Flags Entertainment Corp.(a)	8,250	$146,025
ThredUp, Inc. Class A(a)	1	2
		$146,027
HOUSEHOLD PRODUCTS — 0.2%
Constellation Brands, Inc. Class A	451	$103,586

		$103,586

OTHER COMMON STOCKS — 4.9%(a)(c)		$2,496,361

TOTAL COMMON STOCKS — 89.7% (Cost $31,089,433)		$44,916,689

BONDS & DEBENTURES
U.S. TREASURY — 9.9%
U.S. Treasury Notes — 2.875% 9/30/2023 (Cost $4,946,468)	$5,000,000	$4,934,766

TOTAL INVESTMENT SECURITIES — 99.6% (Cost $36,035,901)		$49,851,454

SHORT-TERM INVESTMENTS — 0.4%
State Street Bank Repurchase Agreement — 0.83% 10/3/2022
(Dated 09/30/2022, repurchase price of $211,015, collateralized by $219,400 principal amount U.S. Treasury Bill - 0.000% 2023, fair value $215,240)(d)	$211,000	$211,000
TOTAL SHORT-TERM INVESTMENTS (Cost $211,000)		$211,000

TOTAL INVESTMENTS — 100.0% (Cost $36,246,901)		$50,062,454
Other Assets and Liabilities, net — 0.0%		8,899
NET ASSETS — 100.0%		$50,071,353

(a)	Non-income producing security.
(b)	As of September 30, 2022, investments with a value of $7,531,043 were fully or partially segregated with the broker(s)/custodian as collateral for short option contracts.
(c)	As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.
(d)	Security pledged as collateral.

FPA U.S. CORE EQUITY FUND, INC.

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022

(Unaudited)

Written Options

Description	Contracts	Type	Exercise Price	Expiration Date	Notional Amount	Premiums Received	Fair Value
Apple, Inc.	187	Call	$140.00	10/21/2022	$18,700	$(140,117)	$(86,955)
Danaher Corp.	21	Call	$260.00	10/21/2022	$2,100	(22,455)	(21,000)
Accenture PLC	10	Call	$255.00	10/21/2022	$1,000	(9,793)	(9,000)
Thermo Fisher Scientific, Inc.	6	Call	$520.00	10/21/2022	$600	(10,237)	(5,640)
Honeywell International, Inc.	15	Call	$175.00	10/21/2022	$1,500	(6,397)	(2,625)
Walt Disney Co.	31	Call	$100.00	10/21/2022	$3,100	(11,603)	(4,650)
Moody's Corp.	3	Call	$250.00	10/21/2022	$300	(3,278)	(2,325)
O'Reilly Automotive, Inc.	8	Call	$690.00	10/21/2022	$800	(14,310)	(22,480)
						$(218,190)	$(154,675)

FPA U.S. CORE EQUITY FUND, INC.

PORTFOLIO OF INVESTMENTS

September 30, 2022

(Unaudited)

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of September 30, 2022:

FPA U.S. CORE EQUITY FUND, INC.

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2022

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Internet Media	$5,972,691	$—	$—	$5,972,691
Infrastructure Software	5,147,090	—	—	5,147,090
Communications Equipment	4,401,670	—	—	4,401,670
E-Commerce Discretionary	3,661,200	—	—	3,661,200
Apparel, Footwear & Accessory Design	2,298,827	—	—	2,298,827
Consumer Finance	1,936,140	—	—	1,936,140
Home Products Stores	1,689,211	—	—	1,689,211
Managed Care	1,632,480	—	—	1,632,480
Investment Management	1,615,745	—	—	1,615,745
Diversified Banks	1,365,700	—	—	1,365,700
Retailing	1,289,316	—	—	1,289,316
Homebuilders	1,096,296	—	—	1,096,296
Insurance Brokers	1,030,050	—	—	1,030,050
Information Technology Services	996,717	—	—	996,717
Private Equity	929,520	—	—	929,520
Life Science Equipment	872,082	—	—	872,082
Health Care Services	838,296	—	—	838,296
Industrials	798,308	—	—	798,308
Automotive Retailers	596,441	—	—	596,441
Application Software	497,558	—	—	497,558
Entertainment Content	469,003	—	—	469,003
Courier Services	371,542	—	—	371,542
Medical Devices	370,494	—	—	370,494
Semiconductor Devices	295,267	—	—	295,267
Commercial & Residential Building Equipment & Systems	250,455	—	—	250,455
Home Improvement	246,213	—	—	246,213
Specialty Pharmaceuticals	241,399	—	—	241,399
Managed Health Care	230,465	—	—	230,465
Health Care Facilities	225,143	—	—	225,143
Automobiles	446,507	—	—	446,507
Cable & Satellite	205,310	—	—	205,310
Chemicals	153,578	—	—	153,578
Consumer, Cyclical	146,027	—	—	146,027
Household Products	103,586	—	—	103,586
Other Common Stocks	2,496,361	—	—	2,496,361
U.S. Treasury	—	4,934,766	—	4,934,766
Short-Term Investment	—	211,000	—	211,000
	$44,916,688	$5,145,766	$—	$50,062,454
Equity Options (equity risk)	$(154,675)	$—	$—	$(154,675)

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no significant transfers into or out of Level 3 during the period ended September 30, 2022.